Subsequent Events (Details Narrative) - Subsequent Event [Member] $ in Millions	Jul. 30, 2025 USD ($)
Subsequent Event [Line Items]
Loan facility maximum amount	$ 45
Percentage of advances based on vessel purchase value	62.50%
Debt term	18 months
Debt interest rate	1.90%
Facility term	5 years